Reportable Segments	12 Months Ended
Dec. 31, 2013
Reportable Segments [Abstract]
Reportable Segments
REPORTABLE SEGMENTS:
As a result of the acquisition of Trunkline LNG in February 2014, our reportable segments were re-evaluated and currently reflect the following reportable segments, which conduct their business exclusively in the United States of America, as follows:

•	Investment in ETP, including the consolidated operations of ETP;

•	Investment in Regency, including the consolidated operations of Regency;

•	Investment in Trunkline LNG, including the consolidated operations of Trunkline LNG; and

•	Corporate and Other, including the following:

◦	activities of the Parent Company; and

◦	the goodwill and property, plant and equipment fair value adjustments recorded as a result of the 2004 reverse acquisition of Heritage Propane Partners, L.P.
Related party transactions among our segments are generally based on transactions made at market-related rates. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.
We define Segment Adjusted EBITDA as earnings before interest, taxes, depreciation, amortization and other non-cash items, such as non-cash compensation expense, gains and losses on disposals of assets, the allowance for equity funds used during construction, unrealized gains and losses on commodity risk management activities, non-cash impairment charges, loss on extinguishment of debt, gain on deconsolidation and other non-operating income or expense items. Unrealized gains and losses on commodity risk management activities includes unrealized gains and losses on commodity derivatives and inventory fair value adjustments (excluding lower of cost or market adjustments). Segment Adjusted EBITDA reflects amounts for less than wholly owned subsidiaries based on 100% of the subsidiaries’ results of operations and for unconsolidated affiliates based on the Partnership’s proportionate ownership. Based on the change in our segment performance measure, we have recast the presentation of our segment results for the prior years to be consistent with the current year presentation.
As discussed in Note 3, Regency completed its acquisition of SUGS on April 30, 2013. Therefore, the investment in Regency segment amounts have been retrospectively adjusted to reflect SUGS beginning March 26, 2012.
Eliminations in the tables below include the following:

•
ETP’s Segment Adjusted EBITDA reflects 100% of Lone Star, which is a consolidated subsidiary of ETP. Regency’s Segment Adjusted EBITDA includes its 30% investment in Lone Star. Therefore, 30% of the results of Lone Star are included in eliminations.

•
ETP’s Segment Adjusted EBITDA reflects the results of SUGS from March 26, 2012 to April 30, 2013. Because the SUGS Contribution was a transaction between entities under common control, Regency’s results have been recast to retrospectively consolidate SUGS beginning March 26, 2012. Therefore, the eliminations also include the results of SUGS from March 26, 2012 to April 30, 2013.

•
ETP’s Segment Adjusted EBITDA reflected the results of Trunkline LNG prior to the Trunkline LNG Transaction, which was effective January 1, 2014. The Investment in Trunkline LNG segment reflected the results of operations of Trunkline LNG. Consequently, the results of operations of Trunkline LNG were reflected in two segments beginning March 26, 2012. Therefore, the results of Trunkline LNG were included in eliminations beginning March 26, 2012.

	Years Ended December 31,
	2013	2012	2011
Revenues:
Investment in ETP:
Revenues from external customers	$46,210	$15,671	$6,761
Intersegment revenues	129	31	38
	46,339	15,702	6,799
Investment in Regency:
Revenues from external customers	2,404	1,986	1,426
Intersegment revenues	117	14	8
	2,521	2,000	1,434
Investment in Trunkline LNG:
Revenues from external customers	216	166	—
Intersegment revenues	—	—	—
	216	166	—
Adjustments and Eliminations:	(741)	(904)	(43)
Total revenues	$48,335	$16,964	$8,190
Costs of products sold:
Investment in ETP	$41,204	$12,266	$4,175
Investment in Regency	1,793	1,387	1,013
Investment in Trunkline LNG	—	—	—
Adjustments and Eliminations	(443)	(565)	(19)
Total costs of products sold	$42,554	$13,088	$5,169
Depreciation and amortization:
Investment in ETP	1,032	656	405
Investment in Regency	287	252	169
Investment in Trunkline LNG	39	30	—
Corporate and Other	16	14	12
Adjustments and Eliminations	(61)	(81)	—
Total depreciation and amortization	$1,313	$871	$586

	Years Ended December 31,
	2013	2012	2011
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$172	$142	$26
Investment in Regency	135	105	120
Adjustments and Eliminations	(71)	(35)	(29)
Total equity in earnings of unconsolidated affiliates	$236	$212	$117

	Years Ended December 31,
	2013	2012	2011
Segment Adjusted EBITDA:
Investment in ETP	$3,953	$2,744	$1,781
Investment in Regency	608	517	420
Investment in Trunkline LNG	187	135	—
Corporate and Other	(43)	(52)	(29)
Adjustments and Eliminations	(338)	(239)	(41)
Total Segment Adjusted EBITDA	4,367	3,105	2,131
Depreciation and amortization	(1,313)	(871)	(586)
Interest expense, net of interest capitalized	(1,221)	(1,018)	(740)
Bridge loan related fees	—	(62)	—
Gain on deconsolidation of Propane Business	—	1,057	—
Gain on sale of AmeriGas common units	87	—	—
Goodwill impairment	(689)	—	—
Gains (losses) on interest rate derivatives	53	(19)	(78)
Non-cash unit-based compensation expense	(61)	(47)	(42)
Unrealized gains on commodity risk management activities	48	10	7
Losses on extinguishments of debt	(162)	(123)	—
LIFO valuation adjustments	3	(75)	—
Adjusted EBITDA related to discontinued operations	(76)	(99)	(23)
Adjusted EBITDA related to unconsolidated affiliates	(727)	(647)	(231)
Equity in earnings of unconsolidated affiliates	236	212	117
Non-operating environmental remediation	(168)	—	—
Other, net	(2)	14	(7)
Income from continuing operations before income tax expense	$375	$1,437	$548

	December 31,
	2013	2012	2011
Total assets:
Investment in ETP	$43,702	$43,230	$15,519
Investment in Regency	8,782	8,123	5,568
Investment in Trunkline LNG	1,338	1,917	—
Corporate and Other	720	707	470
Adjustments and Eliminations	(4,212)	(5,073)	(660)
Total	$50,330	$48,904	$20,897

	Years Ended December 31,
	2013	2012	2011
Additions to property, plant and equipment, net of contributions in aid of construction costs (accrual basis):
Investment in ETP	$2,455	$3,049	$1,484
Investment in Regency	1,034	560	406
Investment in Trunkline LNG	2	4	—
Adjustments and Eliminations	(2)	(128)	—
Total	$3,489	$3,485	$1,890

	December 31,
	2013	2012	2011
Advances to and investments in affiliates:
Investment in ETP	$4,436	$3,502	$201
Investment in Regency	2,097	2,214	1,925
Adjustments and Eliminations	(2,519)	(979)	(629)
Total	$4,014	$4,737	$1,497
The following tables provide revenues, grouped by similar products and services, for our reportable segments. These amounts include intersegment revenues for transactions between ETP and Regency.
Investment in ETP

	Years Ended December 31,
	2013	2012	2011
Intrastate Transportation and Storage	$2,250	$2,012	$2,398
Interstate Transportation and Storage	1,270	1,109	447
Midstream	1,307	1,757	1,082
NGL Transportation and Services	2,063	619	363
Investment in Sunoco Logistics	16,480	3,109	—
Retail Marketing	21,004	5,926	—
All Other	1,965	1,170	2,509
Total revenues	46,339	15,702	6,799
Less: Intersegment revenues	129	31	38
Revenues from external customers	$46,210	$15,671	$6,761
Investment in Regency

	Years Ended December 31,
	2013	2012	2011
Gathering and Processing	$2,287	$1,797	$1,226
Natural Gas Transportation	1	1	1
Contract Services	215	183	190
Corporate and others	18	19	17
Total revenues	2,521	2,000	1,434
Less: Intersegment revenues	117	14	8
Revenues from external customers	$2,404	$1,986	$1,426
Investment in Trunkline LNG
Trunkline LNG’s revenues of $216 million for the year ended December 31, 2013 and $166 million for the period from March 26, 2012 to December 31, 2012 were related to LNG terminalling.